Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Disclosure of major components of tax expense (income)	Income taxes are as follows:

	December 31, 2025	December 31, 2024	December 31, 2023

ISR expense:
Current	$56,138,103	$31,892,785	$91,953,099
Deferred	(64,069,427)	170,924,088	(26,969,516)

Total income taxes	$(7,931,324)	$202,816,873	$64,983,583

Disclosure of reconciliation of effective tax rate	The effective ISR rates for fiscal December 31, 2025, 2024 and 2023 differ from the statutory rate as follows:

	December 31, 2025	December 31, 2024	December 31, 2023

Statutory rate	30%	30%	30%
Effects of exchange rates on tax balances	(38%)	22%	(2%)
Effects of inflation	5%	(4%)	(11%)

Effective rate	(3%)	48%	17%

Disclosure of temporary difference, unused tax losses and unused tax credits	The main items originating the deferred tax liability are:

	December 31, 2025	December 31, 2024	December 31, 2023

Deferred ISR assets (liabilities):
Investment properties	$(384,260,701)	$(463,955,158)	$(279,051,207)
Effect of tax loss carryforwards	-	18,872,423	6,076
Other provisions and prepaid expenses	2,976,264	2,240,031	2,134,624

Deferred income taxes – Net	$(381,284,437)	$(442,842,704)	$(276,910,507)
A reconciliation of the changes in the deferred tax liability balance is presented as follows:

	December 31, 2025	December 31, 2024	December 31, 2023

Deferred tax liability at the beginning of the period	$(442,842,704)	$(276,910,507)	$(299,979,693)
Movement included in profit or loss	64,069,427	(170,924,088)	26,969,522
Movement included in other comprehensive income	(2,511,160)	4,991,891	(3,900,336)

Deferred tax liability at the end of the year	$(381,284,437)	$(442,842,704)	$(276,910,507)